Cash and equivalents, marketable securities and short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Cash and equivalents, marketable securities and short-term investments
Cash, cash equivalents, and short-term investments
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
December 31, 2021 ($ in millions)
Cost basis gains losses Fair value equivalents investments
Changes in fair value recorded in
net income
Cash

2,752 2,752 2,752
Time deposits

2,037 2,037 1,737 300
Equity securities 569 18 587 587
5,358 18 — 5,376 4,489 887
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations

203 7 (1) 209 209
—Corporate

74 1 (1) 74 74
277 8 (2) 283 — 283
Total 5,635 26 (2) 5,659 4,489 1,170
Of which:
—Restricted cash, current 30
—Restricted cash, non-current 300
Marketable
securities
Gross Gross and
unrealized unrealized Cash and short-term
December 31, 2020 ($ in millions) Cost basis gains losses Fair value equivalents investments
Changes in fair value recorded in
net income
Cash

2,388 2,388 2,388
Time deposits

1,513 1,513 1,513
Equity securities 1,704 12 1,716 1,716
5,605 12 — 5,617 3,901 1,716
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations

274 19 293 293
—European government obligations

24 24 24
—Corporate

69 6 75 75
367 25 — 392 — 392
Total 5,972 37 — 6,009 3,901 2,108
Of which:
—Restricted cash, current 323
—Restricted cash, non-current 300

Contractual maturities of debt securities classified as available-for-sale and held-to-maturity	Available-for-sale December 31, 2021 ($ in millions) Cost basis Fair value Less than one year 1 1 One to five years 178 181 Six to ten years 92 94 Due after ten years 6 7 Total 277 283